Condensed Consolidated Balance Sheets	Oct. 31, 2025 USD ($)	Oct. 31, 2025 SGD ($)	Apr. 30, 2025 USD ($)	Apr. 30, 2025 SGD ($)	Apr. 30, 2024 SGD ($)
Current assets
Cash and cash equivalents	$ 42,259	$ 54,989	$ 99,237	$ 129,552	$ 2,312,107
Accounts receivable, net	36,598	47,623	29,402	38,384	412,589
Other current assets	80,943	105,326	107,546	140,400	65,156
Loan to third parties			306,400	400,000	1,530,982
Deferred offering costs	384,280	500,038	380,933	497,302	224,694
Inventories	239,507	311,655	237,465	310,007	187,584
Total current assets	783,587	1,019,631	1,160,983	1,515,645	4,733,112
Non-current assets
Property and equipment, net	159,884	208,047	219,503	286,558	233,309
Right-of-use assets	38,905	50,625	100,993	131,845	218,146
Total non-current assets	198,789	258,672	320,496	418,403	451,455
TOTAL ASSETS	982,376	1,278,303	1,481,479	1,934,048	5,184,567
Current liabilities
Accounts payable	44,581	58,010	71,951	93,931	293,908
Accruals and other payables	599,408	779,971	414,924	541,678	445,122
Amount due to major shareholders	2,886,043	3,755,423	2,294,494	2,995,423	732,753
Bank loans, current	43,767	56,951	42,600	55,613	440,455
Operating lease liabilities, current	31,022	40,368	83,603	109,142	132,786
Total current liabilities	3,604,821	4,690,723	2,907,572	3,795,787	2,045,024
Non-current liabilities
Bank loans, non-current	38,085	49,557	60,028	78,366	133,979
Operating lease liabilities, non-current	7,883	10,257	17,390	22,703	85,360
Total non-current liabilities	45,968	59,814	77,418	101,069	219,339
TOTAL LIABILITIES	3,650,789	4,750,537	2,984,990	3,896,856	2,264,363
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ (DEFICIT) / EQUITY
Additional paid-in capital	7,868,830	10,239,208	7,843,234	10,239,208	9,984,030
Subscription receivable	(28,627)	(37,251)	(28,534)	(37,251)	(37,251)
Accumulated other comprehensive loss	(4,089)	(5,321)	(876)	(1,143)
Accumulated deficit	(10,507,222)	(13,672,378)	(9,320,022)	(12,167,130)	(7,030,066)
Total shareholders’ (deficit) / equity	(2,668,413)	(3,472,234)	(1,503,511)	(1,962,808)	2,920,204
TOTAL LIABILITIES AND EQUITY	982,376	1,278,303	1,481,479	1,934,048	5,184,567
Common Class A [Member]
SHAREHOLDERS’ (DEFICIT) / EQUITY
Ordinary shares	1,110	1,445	1,107	1,445	1,428
Common Class B [Member]
SHAREHOLDERS’ (DEFICIT) / EQUITY
Ordinary shares	$ 1,585	$ 2,063	$ 1,580	$ 2,063	$ 2,063